Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 01, 2024	Dec. 01, 2023	Dec. 01, 2022	Dec. 01, 2021	Dec. 01, 2020	Dec. 01, 2019	Dec. 01, 2018	Dec. 01, 2017	Dec. 01, 2016	Dec. 01, 2015	Dec. 01, 2014
C000029059 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund
Account Value				$ 11,859.34	$ 11,389.45	$ 10,799.48	$ 11,449.62	$ 11,577.98	$ 10,977.20	$ 10,562.12	$ 10,386.95	$ 10,217.80	$ 10,042.03	$ 10,000.00
Average Annual Return, Percent	4.09%	1.52%	1.70%
C000029059 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Bond Fund—excluding sales load
Average Annual Return, Percent	4.09%	1.52%	1.70%
C000029062 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Company Stock Fund
Account Value				17,464.63	16,078.03	13,648.50	16,552.04	13,679.66	11,421.42	9,317.16	12,621.38	11,269.92	9,483.03	10,000.00
Average Annual Return, Percent	8.52%	9.24%	5.88%
C000029062 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small-Company Stock Fund—excluding sales load
Average Annual Return, Percent	8.52%	9.24%	5.88%
C000029063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Fund
Account Value				18,023.20	17,842.76	15,335.47	19,227.38	17,260.70	14,269.97	11,314.80	12,966.81	10,120.93	9,651.58	10,000.00
Average Annual Return, Percent	1.01%	4.98%	6.06%
C000029063 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Fund—excluding sales load
Average Annual Return, Percent	1.01%	4.98%	6.06%
C000029057 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Daily Income Fund
Average Annual Return, Percent	4.68%	2.11%	1.32%
C000029057 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Daily Income Fund—excluding sales load
Average Annual Return, Percent	4.68%	2.11%	1.32%
C000029060 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Stock Index Fund
Account Value				34,262.56	27,236.43	21,404.87	26,371.22	20,277.15	17,316.64	13,014.65	13,717.75	11,220.49	10,078.89	10,000.00
Average Annual Return, Percent	24.39%	13.97%	12.51%
C000029060 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Stock Index Fund—excluding sales load
Average Annual Return, Percent	24.39%	13.97%	12.51%
C000029058 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Government Securities Fund
Account Value				11,198.82	10,863.11	10,373.52	10,960.38	11,090.91	10,648.94	10,300.49	10,179.31	10,091.41	10,045.85	10,000.00
Average Annual Return, Percent	3.07%	0.98%	1.12%
C000029058 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short-Term Government Securities Fund—excluding sales load
Average Annual Return, Percent	3.07%	0.98%	1.12%
C000029061 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Value Fund
Account Value				26,521.51	23,112.89	20,420.20	21,890.09	17,315.00	16,426.92	12,679.71	13,540.50	11,083.40	9,873.22	10,000.00
Average Annual Return, Percent	14.31%	10.41%	10.26%
C000029061 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Value Fund—excluding sales load
Average Annual Return, Percent	14.31%	10.41%	10.26%
C000029064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund
Account Value				47,627.88	35,841.07	23,432.16	34,872.56	29,636.01	20,912.46	16,059.98	15,447.38	11,220.49	10,942.57	10,000.00
Average Annual Return, Percent	30.90%	15.90%	15.73%
C000029064 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Growth Fund—excluding sales load
Average Annual Return, Percent	30.90%	15.90%	15.73%
Bloomberg U S Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - Bloomberg U.S. Aggregate Index
Account Value				11,485.96	11,345.71	10,743.85	12,311.71	12,504.4	11,621.82	10,674.34	10,676.1	10,308.21	10,054.94	10,000.00
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regulatory Benchmark - S&P 500 Index
Account Value				35,945.22	28,413.46	22,219.25	27,255.95	20,843.83	17,703.51	13,222.34	13,828.22	11,350.74	10,138.18	10,000.00
Average Annual Return, Percent	25.02%	14.53%	13.10%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI®EAFE®Index
Account Value				16,343.17	15,754.15	13,238.03	15,657.41	14,045.73	13,294.93	10,797.51	12,524.35	10,016.94	9,917.82	10,000.00
Average Annual Return, Percent	3.82%	4.73%	5.20%
Standard And Poor s 500 S000010527 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
ICE BofA 1 5 Year Corp Gov Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - ICE BofA 1-5 Year Corp./Gov. Index
Account Value				11,857.01	11,407.47	10,871.04	11,503.22	11,604.01	11,085.07	10,543.80	10,398.79	10,268.20	10,105.04	10,000.00
Average Annual Return, Percent	3.91%	1.33%	1.70%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - Russell 2000 Index
Account Value				20,590.75	18,432.38	15,667.77	19,867.97	17,375.78	15,019.99	11,829.55	13,294.47	11,595.79	9,558.44	10,000.00
Average Annual Return, Percent	11.54%	7.40%	7.82%
ICE BofA 1 5 Year U S Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - ICE BofA 1-5 Year U.S. Treasury Index
Account Value				11,466.98	11,086.57	10,626.29	11,209.01	11,333.35	10,870.68	10,429.02	10,273.32	10,207.05	10,097.03	10,000.00
Average Annual Return, Percent	3.41%	1.05%	1.37%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - Russell 1000 Value Index
Account Value				22,140.30	19,272.04	17,240.33	18,785.26	14,844.99	14,889.53	11,766.54	12,826.98	11,284.95	9,617.27	10,000.00
Average Annual Return, Percent	14.37%	8.68%	8.49%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Performance Benchmark - Russell 1000 Growth Index
Account Value				$ 52,590.89	$ 38,675.28	$ 26,373.56	$ 37,062.16	$ 28,619.91	$ 20,254.21	$ 14,509.58	$ 14,732.38	$ 11,314.25	$ 10,566.49	$ 10,000.00
Average Annual Return, Percent	33.36%	18.96%	16.78%